Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Significant Accounting Policies
4.	Summary of Significant Accounting Policies

(1)	Basis of Preparation

A.	Compliance with IFRS

The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and the interpretations of the IFRS interpretations committee (“IFRIC”). The accompanying consolidated financial statements are prepared in conformity with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

B.	Historical cost convention

The consolidated financial statements have been prepared on a historical cost basis, except for the following:

•	available-for-sale financial assets, financial assets and liabilities (including derivative instruments)—measured at fair value

•	defined benefit pension plans - net amount of pension fund assets less present value of defined benefit obligation measured at fair value.

The preparation requires the use of certain critical accounting estimates and also requires management to exercise its judgement in the process of applying the accounting policies. The areas involving a higher degree of judgement or complexity, or areas where assumptions and estimates are significant to the consolidated financial statements are disclosed in Note 5.

(2)	Principles of Consolidation

Pursuant to IFRS 10, “Consolidated financial statements”, subsidiaries are those entities controlled by the Company or its subsidiaries. The Company controls an entity when the Company is exposed to, or has right to, variable returns from its involvement with the entity and has the ability to affect those returns through its power over the entity. Subsidiaries are fully consolidated from the date on which control is transferred to the Company. They are deconsolidated from the date that control ceases.

Inter-company transactions, balances and unrealized gains on transactions between group companies are eliminated. Unrealized losses are also eliminated. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Group.

Consolidated subsidiaries:

			% of ownership held by the named investors as of December 31,
Name of investor	Name of subsidiaries	Main operating activities	2016	2017
The Company	SPIL (B.V.I.) Holding Limited	Investment activities	100%	100%
The Company	Siliconware Investment Co., Ltd.	Investment activities	100%	100%
SPIL (B.V.I.) Holding Limited	Siliconware USA, Inc. (SUI)	Communications and relationship maintenance with companies headquartered in North America	100%	100%
SPIL (B.V.I.) Holding Limited	SPIL (Cayman) Holding Limited	Investment activities	100%	100%
SPIL (Cayman) Holding Limited	Siliconware Technology (Suzhou) Limited	Assembly and testing services	100%	100%
SPIL (Cayman) Holding Limited	Siliconware Electronics (Fujian) Co., Limited (1)	Assembly and testing services	—	100%

(1)	Siliconware Electronics (Fujian) Co., Limited was established in July 2017 and mainly engaged in assembly and testing service for memory and logic devices with initial capital of US$45,000 thousands.

(3)	Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The chief operating decision maker assesses performance and allocates resources based on the economic environment. All of the Company’s segments have similar economic characteristics and meet the criteria of aggreggation. As a result, the Company discloses a single reporting segment by aggregating all the operating segments.

(4)	Foreign Currency Translation

A.	Convenience Translation into US Dollars

The Group maintains its accounting records and prepares its financial statements in New Taiwan (“NT”) dollars. The United States (“US”) dollar amounts disclosed in the 2017 financial statements are presented solely for the convenience of the reader and were translated at the rate of NT$29.64 (in dollars) to US$1.00 (in dollars), which was the noon buying rate as certified for customs purposes by the Federal Reserve Bank of New York on December 29, 2017 as the last quoted rate at the balance sheet date. Such translation amounts are unaudited and should not be construed that the NT dollar amounts represent, or have been, or could be, converted into US dollars at that or any other rate.

B.	Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (“the functional currency”). The consolidated financial statements are presented in New Taiwan Dollar (“NTD”), which is the presentation currency of the Group and the functional currency of the Company.

C.	Foreign currency transactions are translated into the functional currency using the exchange rates prevailing at the dates of the transactions where items are re-measured. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized as other gains and losses in the statement of comprehensive income.

D.	Translation differences on non-monetary financial assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss. Translation differences on non-monetary financial assets, such as equities classified as available-for-sale, are included in other comprehensive income. However, non-monetary assets and liabilities denominated in foreign currencies that are not measured at fair value are translated using the historical exchange rates at the dates of the initial transactions.

E.	The results and financial position of the Group entities that have a functional currency different from the presentation currency are translated into the presentation currency. Assets and liabilities for each balance sheet presented are translated at the closing rate at the date of that balance sheet, income and expenses for each statement of comprehensive income are translated at average exchange rates (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions), and all resulting exchange differences are recognized in other comprehensive income. Those differences would be recorded as gain or loss of disposal of investments in statement of comprehensive income if disposed.

(5)	Classification of Current and Noncurrent Assets / Liabilities

A.	Assets that meet one of the following criteria are classified as current assets; otherwise they are classified as noncurrent assets:

(a)	Assets arising from operating activities that are expected to be realized or consumed, or are intended to be sold within the normal operation cycle;
(b)	Assets held mainly for trading purposes;

(c)	Assets expected to be realized within twelve months from the balance sheet date;

(d)	Cash or cash equivalents, excluding restricted cash and cash equivalents and those that are to be exchanged or used to pay off liabilities more than twelve months after the balance sheet date.

B.	Liabilities that meet one of the following criteria are classified as current liabilities; otherwise they are classified as noncurrent liabilities:

(a)	Liabilities arising from operating activities that are expected to be paid off within the normal operating cycle;

(b)	Liabilities arising mainly from trading activities;

(c)	Liabilities that are to be paid off within twelve months from the balance sheet date;

(d)	Liabilities for which the repayment date cannot be extended unconditionally to more than twelve months after the balance sheet date.

(6)	Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, deposits held at call with banks, time deposits that meet operating short-term cash commitments and that are readily convertible to known amounts of cash and are subject to an insignificant risk of changes in value, and other short-term highly liquid investments.

(7)	Accounts Receivable

Accounts receivable is recognized initially at fair value and subsequently measured at amortized cost using the effective interest method, less provision for impairment. Accounts receivable expected to be collected over one year is recorded at present value by using predetermined interest rate whereas those expected to be collected within one year are not reported at present value due to the fact that the difference between the maturity value and the fair value discounted by implicit interest rate is immaterial and the frequency of transactions is high.

(8)	Inventories

Inventories are recorded at cost when acquired under a perpetual inventory system. Cost is determined using the weighted-average method. The cost of work in process comprises raw materials, direct labor, other direct costs and related production overheads based on normal operting capacity. As of the balance sheet date, inventories are stated at the lower of cost or net realizable value by item, except where it may be appropriate to similar groups or related items. Net realizable value is the estimated selling price in the ordinary course of business less all estimated costs of completion and necessary selling expenses.

In the service agreements with and/or purchase orders from customers, the Group and the customer both agree what materials are to be provided by the customer and what materials are to be provided by the Group. Materials provided by the customers are considered consigned materials. According to the service agreement and/or purchase order, title (ownership) of the consigned materials belongs to the customers. The Group does not take title to these consigned materials. The Group does not have any rights or obligations with respect to the consigned materials other than keeping them in good care while under the Group’s custody, and therefore the risk does not transfer to the Group. In addition, the customers are informed of the status and locations of integrated circuits being assembled and/or tested by the Group which provides further evidence that the customers are taking control or monitoring those consigned materials. As such, the Group does not book the consigned materials into its inventory account.

(9)	Non-current Assets Held for Sale

Non-current assets are classified as held for sale if their carrying amount will be recovered principally through a sale transaction rather than through continuing use. This condition is regarded as met only when the sale is highly probable and the non-current asset held for sale is available for immediate sale in its present condition. To meet the criteria for the sale being highly probable, the appropriate level of management must be committed to the sale, which should be expected to qualify for recognition as a completed sale within one year from the date of classification.

Non-current assets classified as held for sale are measured at the lower of their previous carrying amount and fair value less costs to sell. Recognition of depreciation would cease.

(10)	Financial Assets

A.	Classification

The classification depends on the nature and purpose of acquiring the financial assets and the classification is determined at the time of initial recognition.

(a)	Loans and receivables

Loans and receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market.

(b)	Available-for-sale financial assets

Available-for-sale financial assets are non-derivative financial assets that are either designated in this category or not classified in any of the other categories. Except for those that are expected to be disposed more than one year after the end of the reporting period, which are classified as non-current assets, otherwise, they are classified as current assets.

B.	Recognition and Measurement

(a)	Regular purchases and sales of financial assets are recognized on the trade date (the date on which the Group commits to purchase or sell the asset).

Financial assets carried at fair value through profit or loss are initially recognized at fair value, and transaction costs are expensed in the statement of comprehensive income. Other financial assets not carried at fair value through profit or losses are initially recognized at fair value plus transaction costs. Financial assets are derecognized when the rights to receive cash flows from the investments have expired or have been transferred and the Group has transferred substantially all risks and rewards of ownership.

(b)	Financial assets at fair value through profit or loss and available-for-sale financial assets are subsequently carried at fair value. Gains or losses arising from changes in the fair value of the “financial assets at fair value through profit or loss” category are presented in the statement of comprehensive income within “other gains and losses” in the period in which they arise. Changes in the fair value of securities classified as available-for-sale are recognized in other comprehensive income. Dividend income from these two assets is recognized in the statement of comprehensive income when the Group’s right to receive payments is established.

(c)	Loans and receivables are subsequently carried at amortized cost using the effective interest method. The interest arising subsequently is recognized in “interest income” in the statement of comprehensive income.

(d)	When securities classified as available-for-sale are sold or impaired, the accumulated fair value adjustments recognized in equity are included in the statement of comprehensive income as “gains and losses from investment securities” and “impairment losses”, respectively.

C.	Offsetting financial instruments

Financial assets and liabilities are offset and the net amount reported in the balance sheet when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The legally enforceable right must not be contingent on future events and must be enforceable in the normal course of business and in the event of default, insolvency or bankruptcy of the company or the counterparty.

(11)	Impairment of Financial Assets

A.	Loans and receivables

(a)	The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets is impaired. A financial asset or a group of financial asset is impaired and impairment losses are incurred only if:

i.	There is objective evidence of impairment as a result of one or more events that occurred after initial recognition of the asset (a “loss event”), and

ii.	That loss event has an impact on the estimated future cash flows of the financial asset or group of financial assets that can be reliably estimated.

Evidence of impairment includes:

i.	The debtor or the issuer is experiencing significant financial difficulty;

ii.	Default or delinquency in interest or principal payment;

iii.	Concessions made to the insolvent debtor by creditors owing to economic or legal considerations;

iv.	The probability that the debtor or debtors will enter bankruptcy or other financial reorganization;

v.	The disappearance of an active market for that financial asset because of financial difficulties;

vi.	Where observable data indicates that there is a measurable decrease in the estimated future cash flow, such as:

•	The repayment condition of the debtor to the Group of assets deteriorated

•	Changes in areas or economic conditions that correlate with defaults

(b)	The Group first assesses whether objective evidence of impairment exists individually for financial assets that are individually significant, and individually or collectively for financial assets that are not individually significant. If the Group determines that no objective evidence of impairment exists for an individually assessed financial asset, whether significant or not, it includes the asset in a group of financial assets with similar credit risk characteristics and collectively assesses them for impairment. For these assets, the amount of the loss is measured as the difference between the assets’ carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The carrying amount of the asset is reduced through the allowance account and the amount of the loss is recognized in the consolidated statement of comprehensive income. In a subsequent period, if the amount of the impairment loss decreases and the decrease can be related objectively to an event occurring after the impairment was recognized (such as an improvement in the debtor’s credit rating), the reversal of the previously recognized impairment loss is recognized in the consolidated statement of comprehensive income.

B.	Available-for-sale assets

The Group assesses at the end of each reporting period whether there is objective evidence that a financial asset or a group of financial assets is impaired. In the case of equity investments classified as available-for-sale, any significant unfavorable change that takes place in the technical, market, economic, or legal environments where the issuer operates indicates the possibility that the investment cost of the equity instrument may not be recovered and a significant or prolonged decline in the fair value of the security below its cost are evidences that the assets are impaired. If any such evidence exists for available-for-sale financial assets, the cumulative loss—measured as the difference between the acquisition cost and the current fair value, less any impairment loss on that financial asset previously recognized in profit or loss is removed from equity and recognized in profit or loss. Impairment losses recognized in the consolidated statement of comprehensive income on equity instruments are not reversed through the consolidated statement of comprehensive income in a subsequent period.

(12)	Equity Method Investments

Investment in associate

A.	Associates, which are accounted for using the equity method of accounting, are all entities over which the Group has significant influence, which means the power to participate in the financial and operating policy decisions of the investees, but not control or joint control, generally accompanying a shareholding of between 20% and 50% of the voting rights.

Under the equity method, the investment is initially recognized at cost, and the carrying amount is increased or decreased to recognize the investor’s share of the profit or loss of the investee after the date of acquisition. The Group’s investment in associates includes goodwill identified on acquisition.

B.	The Group’s share of post-acquisition profit or loss is recognized in the statement of comprehensive income, and its share of post-acquisition movements in other comprehensive income is recognized in other comprehensive income with a corresponding adjustment to the carrying amount of the investment. When the Group’s share of losses in an associate equals or exceeds its interest in the associate, including any other unsecured receivables, the Group does not recognize further losses, unless it has incurred legal or constructive obligations or made payments on behalf of the associate.

C.	If the ownership interest in an associate is reduced but significant influence is retained, only a proportionate share of the amounts previously recognized in other comprehensive income is reclassified to profit or loss where appropriate. Dilution gains and losses arising in investments in associates are recognized in the statement of comprehensive income.

D.	Profits and losses resulting from upstream and downstream transactions between the Group and its associates are recognized in the Group’s financial statements only to the extent of unrelated investor’s interests in the associates. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred. Material accounting policy differences between associates and the Group were properly assessed and changed where necessary to ensure consistency with those adopted by the Group.

E.	The Group determines at each reporting date whether there is any objective evidence that the investment in the associate is impaired. If this is the case, the Group calculates the amount of impairment as the difference between the recoverable amount of the associate and its carrying value and recognizes the amount in the statement of comprehensive income.

(13)	Property, Plant and Equipment

A.	Property, plant and equipment are stated at historical cost less accumulated depreciation and impairments. The acquisition costs include the purchase price, any costs directly attributable to bringing the asset to the location and condition necessary for it to be capable of operating, and the obligations to dismantle and remove the items and restore the site on which they are located. The subsequent costs will only be recognized under the conditions that future economic benefits associated with the item will flow to the Group and the item cost can be measured reliably. The carrying amount of the replaced part is derecognized. Day-to-day servicing costs and repairment expenditures are recognized as expenses as incurred.

B.	The Group capitalizes borrowing costs that are directly attributable to the acquisition, construction or production of a qualifying asset as part of the cost of that asset. The capitalized borrowing costs will be depreciated through the residual useful lives of related items. Borrowing costs which do not qualify for capitalization are recognized in profit or loss.

C.	If material part of replacing items of property, plant and equipment has different useful life from the main asset, it should be recognized and depreciated separately. Land is not depreciated. Depreciation on other assets is calculated using the straight-line method to allocate their cost to their residual values over their estimated useful lives. The estimated useful lives of property, plant and equipment are as follows:

Property, plant and equipment	Estimated useful lives
Buildings
- Main buildings	20-55 years
- Construction and improvements	3-15 years
Machinery and equipment	5-6 years
Other equipment	2-6 years

D.	The assets’ residual values and useful lives are reviewed, and adjusted if appropriate, at the end of each fiscal year.

Gains and losses on disposals are determined by comparing the proceeds with the carrying amount and are recognized within “Other income and expenses” in the statement of comprehensive income.

(14)	Intangible Assets

Intangible assets are the expenditures of license fees and computer software. License fees are capitalized at historical cost. Acquired computer software is capitalized on the basis of the costs incurred to acquire and bring to use the specific software. Both license fees and computer software are intangible assets with limited useful lives. They are subsequently measured at cost less accumulated amortization and impairment. Computer software is amortized over three years whereas license fees are amortized over their economic lives or the contract years using straight-line method or based on portions of sales. Subsequent measurements are measured using costs less accumulated amortization.

(15)	Impairment of Non-financial Assets

A.	Intangible assets with definite useful life and other assets are tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash flows (cash-generating units). The recoverable amount is the higher of an asset’s fair value, defined as the price that would be received to dispose an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, less costs to dispose, or it’s value in use. The value in use is the present value of the future cash flows expected to be derived from an asset or cash-generating unit.

B.	An impairment loss recognized in prior periods for an asset shall be reversed if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. The carrying amount of the asset shall be reversed to its recoverable amount. The increased carrying amount of an asset attributable to a reversal of an impairment loss shall not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset in prior years.

(16)	Accounts Payable

Accounts payable are obligations to pay for goods or services that have been acquired in the ordinary course of business from suppliers. Accounts payable are recognized initially at fair value and subsequently measured at amortized cost using the effective interest method. Accounts payable of which payment due is within one year or less are not discounted while their fair value are close to the value in maturity and they are transacted actively.

(17)	Financial liabilities at fair value through profit or loss

A.	Financial liability is classified in fair value through profit or loss while it is held for trading or identified at fair value through profit or loss on initial recognition. A financial liability is held for trading if it is acquired or incurred principally for the purpose of selling or repurchasing it in the near term, or if it is a derivative that is neither classified as a financial guarantee contract nor designated and effective as a hedging instrument. A financial liability is designated as at fair value through profit or loss upon initial recognition if:

i.	Such designation eliminates or significantly reduces a measurement or recognition in consistency that would otherwise arise; or

ii.	The financial liability forms part of a group of financial assets or financial liabilities or both, which is managed and its performance is evaluated on a fair value basis, in accordance with the Group’s documented risk management or investment strategy, and information about the grouping is provided internally on that basis; or

iii.	It forms part of a contract containing one or more embedded derivatives, and IAS 39 permits the entire combined contract to be designated as at fair value through profit or loss.

B.	Financial liabilities at fair value through profit or loss are stated at fair value upon initial recognition, and the related transaction cost are expensed immediately. In subsequent measurement, the Group measures fair value fluctuation in current profit or loss.

(18)	Convertible Bonds

Convertible bonds issued by the Company contain liability, conversion option, redemption option and put option (collectively the “Bonds Options”) components. The Company assesses if the economic characteristics and risks of the redemption option and put embedded in the convertible bonds are closely related to the economic characteristics and risk of the host contract before separating the equity component. For the embedded derivative that is not closely related to the host contract, it is classified as a liability component and subsequently measured at fair value through profit or loss unless it qualifies as an equity component. The equity component is assigned the residual amount after deducting from the fair value of the instrument as a whole the amount separately determined for the liability component. Its carrying amount is not remeasured in the subsequent accounting periods. If the convertible bond issued does not have an equity component, it is accounted for as a hybrid instrument in accordance with the requirements under IAS 39. The conversion option that will be settled other than by the exchange of a fixed amount of cash or other financial asset for a fixed number of the Company’s own equity instruments is classified as a conversion option derivative.

At the date of offering, the Bonds Options components are classified as a derivative liability and subsequently measured at fair value through profit and loss. The liability component excluding the Bonds Options is measured at amortized cost using the effective interest method. Transaction costs that relate to the offering of the convertible bonds are allocated to the liability and the Bonds Options components in proportion to their relative fair values. Transaction costs relating to the Bonds Options are recognized immediately in profit or loss. Transaction costs relating to the liability component are included in the carrying amount of the liability component and amortized using the effective interest method.

If the convertible bondholders exercise their conversion right before maturity, the Company shall adjust the carrying amount of the liability components. The adjusted carrying amounts of the liability components at conversion are credited to capital stock and capital reserve. In addition, the liability components of convertible bonds is classified as a current liability if within 12 months the bondholders may exercise the put right. After the put right expires, the liability component of the convertible bonds should be reclassified as a non-current liability if it meets the definition of a non-current liability in all other respects.

(19)	Borrowings

Borrowings are recognized initially at fair value, net of transaction costs incurred, and subsequently carried at amortized cost. Any difference between the proceeds, net of transaction costs, and the redemption value is recognized in the statement of comprehensive income over the period of the borrowings using the effective interest method. Fees paid on the establishment of loan facilities are recognized as transaction costs of the loan to the extent that it is probable that some or all of the facility will be drawn down. In this case, the fee is deferred until the draw-down occurs. To the extent there is no evidence that it is probable that some or all of the facility will be drawn down, the fee is capitalized as a prepayment for liquidity services and amortized over the period of the facility to which it relates.

(20)	Derecognition of financial liabilities

A.	The Group derecognizes a financial liability from its balance sheet when the obligation specified in the contract is discharged, cancelled or expired.

B.	The Group derecognizes an original financial liability and recognizes a new financial liability if the terms of an existing financial liability have substantial modifications and such modifications make significant differences (10%) to the original terms. The difference between the carrying amount of the financial liability derecognized and the consideration paid is recognized in profit or loss.

(21)	Income Tax

A.	The tax expense for the period comprises current and deferred income tax. Tax is recognized in the income statement, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity, respectively.

B.	The current income tax is calculated on the basis of the tax law enacted or substantively enacted at the balance sheet date in the countries where the Group operates and generates taxable income. Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions where appropriate on the basis of amounts expected to be paid to the tax authorities.

C.	Additional 10% undistributed earnings tax is estimated and recognized during the period when income is earned.

D.	Deferred income tax is recognized, using the liability method, on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the consolidated financial statements. However, deferred income tax liabilities are not recognized if they arise from the initial recognition of goodwill; deferred income tax is not accounted for if it arises from initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred income tax is determined using tax rates that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

E.	Deferred income tax liabilities are not recognized for temporary differences between the carrying amount and tax bases of investments in subsidiaries, associates and joint arrangements where the Company is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future.

F.	Deferred income tax assets and liabilties are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when the deferred income tax assets and liabilities relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities where there is an intention to settle the balance on a net basis.

G.	Deferred income tax assets are recognized only if it is probable that future taxable profit will be available to utilize those temporary differences and losses. The investment tax credits relating to the acquisition cost of qualifying equipment or technology, qualifying research and development expenditure, qualifying personnel training expenditure and qualifying investments in significant technology companies are recognized as income tax adjustments in the period the tax credits arise.

(22)	Employee Benefits

A.	Pensions

(a)	For defined contribution plans, the Group pays contributions to a publicly or privately administered pension fund. The contributions are recognized as employee benefit expenses when they are due. The Group has no legal or constructive obligations to pay further contributions if the fund does not hold sufficient assets to pay all employees the benefits.

(b)	For defined benefit plan, the liability recognized in the balance sheet is the present value of the defined benefit obligation at the end of the reporting period less the fair value of plan assets. The defined benefit obligation is calculated annually using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of government bonds that are denominated in the currency in which the benefits will be paid and that have terms to maturity approximating to the terms of the related pension obligation.

The net interest cost is calculated by applying the discount rate to the net balance of the defined benefit obligation and the fair value of plan assets. This cost is included in employee benefit expense in the statement of profit or loss. Remeasurement gains and losses arising from experience adjustments and changes in actuarial assumptions are recognized in the period in which they occur, directly in other comprehensive income. They are included in other equity in the statement of changes in equity and in the balance sheet. Past-service costs are recognized immediately in profit or loss.

Changes in the present value of the defined benefit obligation resulting from plan amendments or curtailments are recognized immediately in profit or loss as past service costs.

B.	Employees’ and directors’ remuneration

The Group recognizes related expenses and liabilities when the Group has legal or constructive obligation and could reasonably estimate such amount. Any difference between estimated amount and distributed amount resolved in the Board of Directors in the subsequent year shall be adjusted in the profit or loss of the following year.

(23)	Provision

A.	Provisions are recognized when the Group has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount has been reliably estimated. Provisions are not recognized for future operating losses. Damages and claims on customers’ consigned materials that arise from the course of packaging and/or testing services are recognized as a provision. Related expenditure that is reimbursed under an arrangement with a third party (e.g., a supplier warranty agreement) is presented net under “Other income and expenses”.

B.	Provisions are measured at the present value of the expenditures expected to be required to settle the obligation using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The increase in the provision due to passage of time is recognized as interest expense.

C.	A contingent liability is a possible obligation that arises from past events and whose existence will be confrimed only by the occurrence or non-occurrence of one or more uncertain future events not wholly within the control of the entity. A present obligation that arises from past events but is not recognized because either that it is not probable that an outflow of resources embodying economic benefits will be required to settle the obligation or that the amount of the obligation cannot be measured with sufficient reliability.

(24)	Revenue Recognition

The Group provides assembly, testing, and turnkey services for integrated circuits. The Group recognizes revenue when:

A.	the amount of revenue can be measured reliably;

B.	it is probable that the economic benefits associated with the transaction will flow to the entity;

C.	the stage of completion of the transaction at the end of the reporting period can be measured reliably;

D.	the costs incurred for the transaction and the cost to complete the transaction can be measured reliably.

Services provided by the Group include wafer bumping, wafer sort, IC packaging and final testing. Actual services and fees of the Group may vary by customers and are pre-agreed before provision of services. The Group regards each of the captioned services as a separate stage. Fees for each stage of services are negotiated independently and the fee for a specific stage is the then market price for that stage. Revenue is recognized when each stage of services has been completed. Each stage is performed as a whole and may not be separated or proportioned. The sales discount allowance is estimated by historical experiences and recorded as a deduction to the revenue.

(25)	Lease

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases (net of incentives received from the lessor) are charged to the statement of comprehensive income on a straight-line basis over the period of the lease.